Marketable Securities:	9 Months Ended
Sep. 30, 2020
Investments, All Other Investments [Abstract]
Marketable Securities:

Note 5. Marketable Securities:

	September 30,	December 31,
Schedule of Marketable Securities Value	2020	2019
Equity securities
Fair value at beginning of period	$177,945	$287,638
Increase (decrease) in fair value	5,783	(109,693)
Fair value at balance sheet date	$183,728	$177,945

Marketable equity securities are classified as trading securities and accounted for at fair value, based on quoted market prices with unrealized gains or losses recorded in the Consolidated Statements of Operations.

Accounting Standards Codification ("ASC") 820 establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels: Level 1 inputs are quoted prices in active markets for identical assets or liabilities, Level 2 inputs are inputs other than quoted prices included within Level 1 that are directly or indirectly observable for the asset or liability and Level 3 inputs are unobservable inputs for the asset or liability that reflect the entity's own assumptions. The fair values of the Company's marketable equity securities as at the balance sheet date are based on Level 1 inputs.